Intangible Assets	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Intangible Assets

7 INTANGIBLE ASSETS

2018	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,154	10,429	6,106	30,689
Additions	331	—	659	990
Sales, retirements and other movements	(75)	(64)	(253)	(392)
Currency translation differences	(72)	—	(120)	(192)
At December 31	14,338	10,365	6,392	31,095
Depreciation, depletion and amortisation, including impairments
At January 1	492	2,432	3,585	6,509
Charge for the year	173	925	370	1,468
Sales, retirements and other movements	(21)	(64)	(275)	(360)
Currency translation differences	(22)	—	(86)	(108)
At December 31	622	3,293	3,594	7,509
Carrying amount at December 31	13,716	7,072	2,798	23,586

2017	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	13,592	10,429	5,085	29,106
Additions	784	—	786	1,570
Sales, retirements and other movements	(261)	—	37	(224)
Currency translation differences	39	—	198	237
At December 31	14,154	10,429	6,106	30,689
Depreciation, depletion and amortisation, including impairments
At January 1	605	1,475	3,059	5,139
Charge for the year	—	957	612	1,569
Sales, retirements and other movements	(136)	—	(241)	(377)
Currency translation differences	23	—	155	178
At December 31	492	2,432	3,585	6,509
Carrying amount at December 31	13,662	7,997	2,521	24,180

Goodwill at December 31, 2018, principally related to the acquisition of BG Group plc (BG) in 2016, allocated to Integrated Gas ($4,897 million) and Upstream ($6,013 million) at the operating segment level, and to Pennzoil-Quaker State Company ($1,609 million), a lubricants business in the Downstream segment based largely in North America. Information on annual impairment testing is included in Note 8.